Related parties transactions and other shareholder matters (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Chief financial officer
Disclosure of transactions between related parties [line items]
Number of ordinary shares purchased in related party transaction (in shares)	88,415
Amount of ordinary shares purchased in related party transaction	£ 53	£ 0
Chief executive officer
Disclosure of transactions between related parties [line items]
Number of ordinary shares purchased in related party transaction (in shares)	3,250
Amount of ordinary shares purchased in related party transaction	£ 5
Board of Directors Chairman
Disclosure of transactions between related parties [line items]
Number of ordinary shares purchased in related party transaction (in shares)	247,600
Amount of ordinary shares purchased in related party transaction	£ 124	14
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	£ 126
Amounts Receivable, Related Party Transactions, Interest Rate	3.90%
Other employee expense	£ 26	£ 26	£ 0
Vivo Capital, OrbiMed And Abingworth | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percent of issued ordinary shares	6.50%